Intangible assets (Details 1)	Mar. 31, 2015 USD ($)
Estimated future annual amortization expense
2016	$ 1,763
2017	1,763
2018	1,763
2019	1,763
2020	1,763
Thereafter	16,591
Total	$ 25,406